Fixed assets - Dismantling provision - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other intangible assets and property, plant and equipment [abstract]
Total dismantling provisions	€ 897	€ 901	€ 827	€ 776
o/w non-current provisions	876	885	812
o/w current provisions	€ 21	€ 16	€ 15